Segment Reporting (Details) - USD ($)		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Reserve Quantities [Line Items]
Total revenue		$ 4,239,604	$ 3,924,983	$ 1,932,128
Total long-term assets		1,929,643	1,499,514
United States [Member]
Reserve Quantities [Line Items]
Total revenue		4,239,604	3,924,983	1,932,128
Total long-term assets	[1]	1,929,643	1,499,514
Canada [Member]
Reserve Quantities [Line Items]
Total revenue
Total long-term assets

[1]	Includes: plant and equipment